Capital Risk Management (Tables)	12 Months Ended
Dec. 31, 2023
Capital Risk Management
Schedule of the total indebtedness to total assets ratio

As of
December 31, 2022
Borrowings—current portion	90,358
Borrowings—non-current portion	831,588
Lease liabilities—current portion	17,433
Lease liabilities —non-current portion	45,136
Derivative financial instruments—current asset	(2,440)
Derivative financial instruments—non-current asset	(1,136)
Total indebtedness	980,939
Total assets	2,015,434
Total indebtedness/total assets	48.7%